Portfolio of Investments August 31, 2025
Georgia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
X 145,347,343 MUNICIPAL BONDS - 98.8%   X –
CONSUMER DISCRETIONARY - 1.2%
$ 2,200,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000% 01/01/54 $ 1,763,060
TOTAL CONSUMER DISCRETIONARY 1,763,060
EDUCATION AND CIVIC ORGANIZATIONS - 7.5%
1,250,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/44 1,141,767
1,150,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/49 991,222
750,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .375 06/15/58 703,615
815,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Georgia Tech Athletic Association Project, Series 2019A
5 .000 10/01/35 854,907
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Refunding Series
2015A
5 .000 03/15/36 2,009,895
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2019A
5 .000 03/15/44 1,994,830
500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Spellman College, Series 2025
5 .000 06/01/32 562,956
2,750,000 Gwinnett County Development Authority,  Georgia, Revenue
Bonds, Georgia Gwinnett College Student Housing Project,
Refunding Series 2017B
5 .000 07/01/40 2,770,450
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 11,029,642
HEALTH CARE - 11.9%
3,590,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,090,422
1,880,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,643,451
2,590,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5 .000 07/01/40 2,759,994
455,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5 .000 07/01/41 479,024
420,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/36 427,113
2,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A
5 .125 04/01/53 1,985,554
2,100,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A
5 .750 04/01/53 2,195,011
530,000 Dalton Development Authority, Georgia, Revenue Bonds,
Hamilton Health Care System Inc., Series 2024B
5 .000 08/15/40 558,390
2,500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured
4 .000 07/01/49 2,177,279
2,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/43 2,197,167
TOTAL HEALTH CARE 17,513,405

Portfolio of Investments August 31, 2025
(continued)
Georgia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 3.0%
$ 750,000 College Park Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Brad Blue Sky Apartments, LLC Project,  Series
2025, (Mandatory Put 4/01/28)
3 .450% 04/01/44 $ 758,129
3,600,000 DeKalb County Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Kensington Station Project, Series 2023
4 .000 12/01/33 3,617,616
TOTAL HOUSING/MULTIFAMILY 4,375,745
HOUSING/SINGLE FAMILY - 1.0%
1,500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025C
5 .050 12/01/45 1,505,239
TOTAL HOUSING/SINGLE FAMILY 1,505,239
TAX OBLIGATION/GENERAL - 17.3%
2,845,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5 .000 12/01/41 2,986,865
2,000,000 Carrollton Independent School System, Carroll County, Georgia,
General Obligation Bonds, Series 2015
5 .000 04/01/32 2,024,131
850,000 Coweta County Public Facilities Authority, Georgia, Revenue
Bonds, Coweta County Project, Series 2022
5 .000 09/01/42 881,471
1,815,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 1,587,535
1,100,000 East Point Building Authority, Georgia, Revenue Bonds, Water &
Sewer Project, Refunding Series 2017 - AGM Insured
5 .000 02/01/34 1,123,609
2,000,000 Fulton County, Georgia, General Obligation Bonds, General
Fund Anticipation Notes Series 2025
4 .000 12/30/25 2,009,581
4,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .250 02/15/45 4,016,337
1,120,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/37 1,123,923
2,000,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/39 1,989,224
1,625,000 Greene County School District, Georgia, General Obligation
Bonds, Series 2023
4 .000 06/01/48 1,436,857
1,000,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Series 2019
5 .000 02/01/41 1,028,240
1,000,000 Jackson County School District, Georgia, General Obligation
Bonds, School Series 2025
5 .000 03/01/33 1,137,746
2,000,000 Vidalia School District, Toombs County, Georgia, General
Obligation Bonds, Series 2016
5 .000 08/01/37 2,009,004
2,325,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Oconee-Hard Creek Reservoir Project, Series 2023
4 .000 02/01/47 2,110,228
TOTAL TAX OBLIGATION/GENERAL 25,464,751
TAX OBLIGATION/LIMITED - 10.1%
1,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Second Lien Series 2015B
5 .000 07/01/44 1,485,203
2,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/44 2,499,912
750,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Cobb Galleria Centre Project Series 2025
5 .000 10/01/34 847,995
1,250,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Cobb Galleria Centre Project Series 2025
5 .000 10/01/35 1,404,134
1,000,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Cobb Galleria Centre Project Series 2025
5 .000 10/01/36 1,110,314
75,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 76,160
65,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 2005 - NPFG Insured
5 .500 10/01/26 66,086
1,080,000 Downtown Smyrna Development Authority, Georgia, Revenue
Bonds, City of Smyrna Project, Series 2005
5 .250 02/01/28 1,126,579
1,671,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 1,727,485
1,000,000 Perry Public Facilities Authority, Georgia, Revenue Bonds, City of
Perry Projects, Series 2025
4 .250 04/01/54 896,402
1,225,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 897,157

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,825,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500% 07/01/34 $ 1,824,918
985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 913,531
TOTAL TAX OBLIGATION/LIMITED 14,875,876
TRANSPORTATION - 12.1%
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2024A-1
5 .000 07/01/54 1,009,929
1,190,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2021B
4 .000 07/01/38 1,171,267
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A 5 .000 07/01/47 2,022,009
2,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)
4 .000 07/01/38 1,901,522
160,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/32 160,126
170,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/33 170,116
100,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/34 100,058
150,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/35 150,083
4,875,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/46 4,355,415
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 1,722,912
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4 .000 07/01/47 1,770,554
3,200,000 Georgia Ports Authority, Revenue Bonds, Series 2022 5 .000 07/01/47 3,270,726
TOTAL TRANSPORTATION 17,804,717
U.S. GUARANTEED - 3.3% (a)
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2017A, (Pre-refunded 11/01/27)
5 .000 11/01/37 1,057,681
1,635,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2018A, (Pre-refunded 11/01/27)
5 .000 11/01/41 1,729,308
2,000,000 Sandy Springs Public Facilities Authority, Georgia, Revenue
Bonds, Sandy Springs City Center Project, Series 2015, (Pre-
refunded 5/01/26)
5 .000 05/01/47 2,035,345
TOTAL U.S. GUARANTEED 4,822,334
UTILITIES - 31.4%
1,000,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/46 889,732
1,170,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/51 997,438
2,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fifth Series 1994,
(Mandatory Put 6/13/28)
3 .700 10/01/32 2,029,625
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4 .125 11/01/45 1,082,006
2,010,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 1,739,866
2,000,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series
2018
5 .000 06/01/48 2,002,127
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4 .000 03/01/41 911,819
1,150,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5 .250 10/01/32 1,173,120
5,050,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series  2022
5 .000 10/01/47 5,119,529
4,000,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series 2022
5 .000 10/01/52 4,028,810
3,000,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2019B
5 .000 01/01/48 2,934,598
2,630,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/27 2,751,394
2,750,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 2,747,245

Portfolio of Investments August 31, 2025
(continued)
Georgia

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E
5 .000% 12/01/32 $ 1,071,225
2,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025B, (Mandatory Put 12/01/35)
5 .000 12/01/55 2,115,960
3,500,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/50 3,004,113
3,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 2,751,160
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/45 2,005,476
2,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/50 2,471,038
1,255,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 1,276,977
2,000,000 Upper Oconee Basin Water Authority, Georgia, Water Revenue
Bonds, Series 2024
5 .000 07/01/55 2,032,713
1,045,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Walton-Hard Labor Creek Reservoir Water Treatment
Facility Project, Series 2022
5 .000 02/01/53 1,056,603
TOTAL UTILITIES 46,192,574
TOTAL MUNICIPAL BONDS
(Cost $150,191,144) 145,347,343
TOTAL LONG-TERM INVESTMENTS
(Cost $150,191,144) 145,347,343
OTHER ASSETS & LIABILITIES, NET - 1.2% 1,709,506
NET ASSETS - 100% $ 147,056,849
AMT Alternative Minimum Tax
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 145,347,343 $ – $ 145,347,343
Total $ – $ 145,347,343 $ – $ 145,347,343

Portfolio of Investments August 31, 2025
Louisiana
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.0%
X 214,301,615 MUNICIPAL BONDS - 100.0%   X –
CONSUMER STAPLES - 1.2%
$ 1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000% 06/01/48 $ 667,843
595,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 576,724
315,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 268,127
165,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 158,839
1,160,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 985,102
TOTAL CONSUMER STAPLES 2,656,635
EDUCATION AND CIVIC ORGANIZATIONS - 26.4%
1,025,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 1,003,772
1,500,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 1,390,241
815,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012
- AGM Insured
5 .000 10/01/27 816,437
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/40 460,610
720,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/42 640,446
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Housing & Parking Project,
Series 2018 - AGM Insured
5 .000 10/01/48 2,957,403
1,030,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Union/University Facilities
Project, Series 2021 - AGM Insured
4 .000 10/01/39 1,014,063
750,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin Cajun Facilities, Inc. Lewis Street Parking Garage Project,
Refunding Series 2021 - AGM Insured
4 .000 10/01/42 667,131
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing & Recreational Facilities/
Innovative Student Facilities Inc. Project, Refunding Series 2015 -
AGM Insured
5 .000 10/01/34 1,001,048
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Series 2016A
4 .000 10/01/46 885,414
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/33 464,451
1,200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/37 1,004,736

Portfolio of Investments August 31, 2025
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000% 03/01/39 $ 984,053
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/42 712,642
2,385,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Nicholls
State University Student Recreation Center/NSU Facilities
Corporation Project, Refunding Series 2021
4 .000 10/01/38 2,076,960
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Ragin'
Cajun Facilities Inc.- Student Housing & Parking Project, Series
2017 - AGM Insured
5 .000 10/01/39 2,007,912
1,500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Southeastern Louisiana University student Housing/University
Facilities Project, Series 2017 - AGM Insured
5 .000 08/01/42 1,506,196
200,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5 .000 07/01/42 200,402
2,365,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
4 .000 07/01/54 1,996,396
4,510,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
5 .000 07/01/59 4,387,796
1,500,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,438,841
6,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/51 5,718,326
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 476,585
540,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 514,653
2,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 1,826,688
1,300,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/39 1,226,520
270,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 239,092
1,275,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/40 1,127,614
20,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/41 17,338
3,350,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/51 2,594,088
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/27 258,463
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/28 262,003
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .250 10/01/48 1,911,060
220,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2017A
5 .000 12/15/30 230,717
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A
4 .000 04/01/40 1,905,175

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2023A
5 .000% 10/15/48 $ 3,021,570
1,680,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 1,524,981
1,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 798,674
1,000,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5 .000 07/01/37 335,000
2,835,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/31 3,054,100
2,040,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 1,967,906
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 56,627,503
ENERGY - 1.0%
2,035,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 2,053,561
TOTAL ENERGY 2,053,561
HEALTH CARE - 14.1%
715,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 718,560
390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 397,132
420,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 427,604
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4 .000 10/01/41 1,790,078
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5 .000 10/01/41 2,977,692
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A
5 .000 07/01/47 2,882,540
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode
5 .000 06/01/45 2,978,294
300,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2020A
4 .000 06/01/50 238,586
3,245,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/43 3,258,543
3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/42 2,971,285
2,200,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .250 05/15/55 2,226,526
1,750,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 1,808,330
200,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 195,614
310,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 332,436
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/32 1,058,904
1,715,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/36 1,759,574
1,400,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/37 1,430,103

Portfolio of Investments August 31, 2025
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
4 .000% 07/01/43 $ 863,060
1,000,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding
Series 2021
4 .000 02/01/39 924,570
1,085,000 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, Terrebonne General Medical Center, Refunding
Series 2013
4 .000 04/01/33 1,085,142
TOTAL HEALTH CARE 30,324,573
HOUSING/MULTIFAMILY - 1.2%
1,795,000 Louisiana Housing Finance Agency, Multifamily Housing Revenue
Bonds, Mallard Crossings Apartments, Series 2011
4 .750 10/01/29 1,796,504
1,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Provident Group - HSC Properties Inc - LSU Health Foundation,
New Orleans Project, Senior Lien Series 2020A-1
5 .500 01/01/50 767,669
TOTAL HOUSING/MULTIFAMILY 2,564,173
HOUSING/SINGLE FAMILY - 2.0%
1,220,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2020B
3 .500 06/01/50 1,224,837
2,005,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
3 .250 06/01/52 2,003,074
1,075,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4 .650 12/01/54 1,006,130
TOTAL HOUSING/SINGLE FAMILY 4,234,041
INDUSTRIALS - 4.7%
540,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 557,894
3,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 2,530,356
900,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
New Orleans GOMESA Project, Series 2021
4 .000 11/01/46 750,848
80,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint John the Baptist Parish GOMESA Project, Series 2019
3 .900 11/01/44 66,522
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 90,797
1,795,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Tammany Parish GOMESA Project, Series 2020
3 .875 11/01/45 1,480,526
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 101,809
400,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 407,323
1,460,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Vermilion Parish GOMESA Project, Green Series 2019
4 .625 11/01/38 1,452,129
1,000,000 (a),(b) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Louisiana Pellets Inc Project, Series 2015, (AMT)
7 .000 07/01/26 10
2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 2,134,212
205,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 218,700
250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 233,664
TOTAL INDUSTRIALS 10,024,790

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 1.2%
$ 850,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5 .250% 11/15/59 $ 739,041
2,800,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, The Glen
Retirement System Project, Series 2019A
5 .000 01/01/49 1,926,213
TOTAL LONG-TERM CARE 2,665,254
MATERIALS - 0.5%
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 965,360
TOTAL MATERIALS 965,360
TAX OBLIGATION/GENERAL - 11.6%
1,055,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/37 1,054,947
1,600,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/38 1,568,446
265,000 Cameron Parish School District 15, Louisiana, General Obligation
Bonds, Series 2021
4 .000 10/01/37 257,410
350,000 Cameron Parish School District 15, Louisiana, General Obligation
Bonds, Series 2021
4 .000 10/01/39 327,038
425,000 Cameron Parish School District 15, Louisiana, General Obligation
Bonds, Series 2021
4 .000 10/01/40 391,996
1,125,000 Central Community School System, East Baton Rouge Parish,
Louisiana, General Obligation Bonds, Series 2020
4 .000 03/01/39 1,093,859
545,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/39 518,334
1,000,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/41 925,236
1,435,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Bossier City
Projects, Series 2015
5 .000 06/01/30 1,438,658
980,000 Louisiana State, General Obligation Bonds, Series 2021A 5 .000 03/01/41 1,017,308
3,130,000 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021
4 .000 10/01/37 3,069,251
1,720,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/37 1,801,605
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 2,012,767
125,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 125,809
525,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/29 528,277
1,835,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2022
5 .250 12/01/38 1,964,228
1,305,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2021 - BAM Insured
4 .000 03/01/38 1,289,863
1,430,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2021 - BAM Insured
4 .000 03/01/40 1,361,136
1,800,000 (c) Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/41 1,861,213
2,155,000 (c) Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/42 2,207,281
TOTAL TAX OBLIGATION/GENERAL 24,814,662
TAX OBLIGATION/LIMITED - 11.4%
170,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
4 .000 11/15/39 154,607
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,014,802
2,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/38 1,966,518
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/39 2,908,191

Portfolio of Investments August 31, 2025
(continued)
Louisiana

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250% 06/01/51 $ 790,548
1,000,000 Lakeshore Villages Master Community Development District, St.
Tammany Parish, Louisiana, Special Assessment Revenue Bonds,
Series 2022
5 .500 06/01/52 961,351
505,000 Louisiana Citizens Property Insurance Corporation, Assessment
Revenue Bonds, Refunding Series 2016A
5 .000 06/01/26 514,280
2,325,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 2,318,335
1,735,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 1,755,202
725,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/41 669,304
1,000,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/43 896,419
1,435,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/38 1,366,184
1,305,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/40 1,196,072
3,505,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2024A
4 .000 05/01/44 3,128,384
160,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 159,419
365,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5 .000 12/01/27 292,000
344,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 108,724
750,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/37 750,298
680,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/39 662,497
1,000,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .750 11/15/47 841,173
TOTAL TAX OBLIGATION/LIMITED 24,454,308
TRANSPORTATION - 12.4%
785,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 736,229
1,085,000 (c) Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/46 1,090,441
1,000,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured
5 .000 11/01/47 1,003,989
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .000 10/01/34 104,954
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/35 106,017
175,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/37 183,012
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/38 103,880
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/39 103,307
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/40 102,816
5,465,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 4,908,309
200,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/37 198,142
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/38 977,095
1,015,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/39 976,562

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,880,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000% 01/01/48 $ 1,829,301
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/49 1,006,629
1,250,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/51 1,254,385
1,800,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5 .000 10/01/43 1,806,873
840,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 795,635
1,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,141,734
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 417,892
2,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities Bonds, Series 2020 D
5 .000 04/01/50 1,975,476
3,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 3,074,048
2,750,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/45 2,692,913
TOTAL TRANSPORTATION 26,589,639
U.S. GUARANTEED - 0.2% (d)
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 88,100
355,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2020A, (Pre-refunded
4/01/30)
4 .000 04/01/50 374,005
TOTAL U.S. GUARANTEED 462,105
UTILITIES - 12.1%
1,665,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2019A
4 .000 02/01/45 1,494,114
505,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 541,758
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 954,206
1,150,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,171,923
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 559,372
1,750,000 Lafourche Parish Water District 1, Louisiana, Water Revenue
Bonds, Series 2025
4 .375 01/01/50 1,600,839
1,525,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Subordinate Lien Series 2024 - BAM Insured
5 .000 02/01/41 1,593,736
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Louisiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 816,538
7,315,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4 .250 12/01/38 6,985,501
1,085,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
5 .000 06/01/45 1,088,768
1,000,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
4 .000 06/01/50 822,756
1,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 1,028,382
1,505,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000 05/01/42 1,389,565

Portfolio of Investments August 31, 2025
(continued)
Louisiana

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000% 05/01/47 $ 886,314
365,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/49 305,720
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2020B
3 .000 12/01/50 985,694
2,000,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2016B - BAM Insured
5 .000 12/01/41 2,018,037
1,000,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Refunding Series 2024
4 .000 12/01/44 854,281
295,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Series 2021 - BAM Insured
4 .000 12/01/38 289,397
500,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 478,110
TOTAL UTILITIES 25,865,011
TOTAL MUNICIPAL BONDS
(Cost $230,975,820) 214,301,615
TOTAL LONG-TERM INVESTMENTS
(Cost $230,975,820) 214,301,615
OTHER ASSETS & LIABILITIES, NET - 0.0% 15,085
NET ASSETS - 100% $ 214,316,700
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $22,033,146 or 10.3% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 214,301,615 $ – $ 214,301,615
Total $ – $ 214,301,615 $ – $ 214,301,615

Portfolio of Investments August 31, 2025
North Carolina
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
X 460,788,790 MUNICIPAL BONDS - 99.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 16.4%
$ 1,995,000 Appalachian State University, North Carolina, General Revenue
Bonds, Millennial Campus End Zone Project, Series 2018
5 .000% 05/01/44 $ 2,019,455
3,415,000 Appalachian State University, North Carolina, General Revenue
Bonds, Series 2019
4 .000 10/01/48 2,944,235
225,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/34 250,993
425,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Refunding Series 2019 - AGM Insured
5 .000 04/01/28 447,392
465,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Refunding Series 2019 - AGM Insured
5 .000 04/01/29 496,870
745,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Refunding Series 2019 - AGM Insured
5 .000 04/01/30 794,439
1,500,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Refunding Series 2019 - AGM Insured
5 .000 04/01/40 1,514,732
4,500,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A
5 .000 10/01/40 4,505,751
1,000,000 North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds, Campbell University, Refunding Series
2021A
5 .000 10/01/33 1,042,781
800,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/33 746,320
685,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/34 626,663
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2018
5 .000 06/01/38 4,653,629
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4 .000 01/01/35 5,012,772
1,035,000 North Carolina Central University, General Revenue Bonds,
Series 2019
5 .000 04/01/38 1,059,039
3,600,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Refunding Senior Series 2025A, (AMT)
5 .000 06/01/33 3,769,972
1,000,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Senior Series 2020A, (AMT)
5 .000 06/01/28 1,042,969
1,700,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/40 1,666,078
1,790,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/41 1,731,080
3,660,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/45 3,335,175
1,250,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/46 1,131,424
5,000,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017
5 .000 06/01/42 5,061,265
230,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
5 .000 10/01/31 240,180
4,415,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
4 .000 10/01/40 4,207,596
2,165,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/42 2,191,006
6,600,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/47 6,647,726
1,000,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2020A
4 .000 10/01/37 992,837
1,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5 .000 04/01/30 1,058,958
6,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 6,076,819

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,500,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2018
5 .000% 10/01/43 $ 4,500,501
6,000,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2020B
4 .000 04/01/45 5,456,318
1,050,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2025
4 .250 04/01/43 1,018,314
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 76,243,289
HEALTH CARE - 12.0%
3,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/36 3,015,021
1,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/40 1,689,254
3,750,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
4 .000 01/15/39 3,666,794
500,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018D, (Mandatory Put 6/15/27)
3 .625 01/15/48 506,070
1,470,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .000 02/01/32 1,607,914
1,500,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .750 02/01/50 1,563,785
28,995,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A
4 .000 11/01/49 24,506,061
5,860,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5 .000 06/01/40 5,860,628
3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5 .000 06/01/45 2,974,595
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/31 1,057,906
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/33 1,048,043
8,010,000 University of North Carolina, Chapel Hill, North Carolina, Hospital
Revenue Bonds, System Series 2019
5 .000 02/01/45 8,397,615
TOTAL HEALTH CARE 55,893,686
HOUSING/MULTIFAMILY - 0.8%
4,125,000 Raleigh Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Parkside Apartments Project Series 2024A
4 .400 12/01/43 3,860,385
TOTAL HOUSING/MULTIFAMILY 3,860,385
HOUSING/SINGLE FAMILY - 1.8%
2,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 57-A
6 .250 01/01/56 2,244,677
4,905,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
4 .900 07/01/43 4,902,493
985,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
5 .000 07/01/46 979,249
TOTAL HOUSING/SINGLE FAMILY 8,126,419
LONG-TERM CARE - 2.1%
105,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016
5 .000 11/01/37 105,381
285,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/30 287,600
295,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/31 296,212
550,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/41 481,590
2,970,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, EveryAge, Series 2021A
4 .000 09/01/47 2,367,445

Portfolio of Investments August 31, 2025
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,105,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Sharon Towers, Series 2019A
5 .000% 07/01/44 $ 1,020,147
1,250,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 1,186,719
550,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/30 559,019
225,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/31 228,364
1,260,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/44 1,193,172
900,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .000 09/01/34 927,728
1,225,000 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A
5 .000 01/01/39 1,119,787
TOTAL LONG-TERM CARE 9,773,164
TAX OBLIGATION/GENERAL - 10.2%
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
4 .000 06/01/39 495,470
1,750,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2016A
4 .000 07/01/36 1,751,640
1,000,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2024
5 .000 07/01/32 1,141,815
2,020,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/40 1,982,728
1,000,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/41 980,022
1,870,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/42 1,790,500
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/41 1,461,949
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/42 1,445,007
3,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/41 2,947,619
1,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2025
4 .000 03/01/43 955,311
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
5 .000 12/01/37 1,615,018
1,270,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/39 1,265,305
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/40 1,438,760
1,500,000 Iredell County, North Carolina, General Obligation Bonds, School
Series 2025
4 .000 04/01/42 1,452,203
3,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .000 12/01/35 3,216,668
2,000,000 Pender County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/43 1,855,032
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/36 1,117,311
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/38 1,093,683
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/40 1,066,883
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/41 1,053,133
1,260,000 Sampson County Water & Sewer District II, North Carolina,
General Obligation Bonds, Refunding Series 2015
5 .000 06/01/40 1,260,181
4,060,000 Union County, North Carolina, General Obligation Bonds, School
Series 2023
5 .000 09/01/42 4,253,435

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 810,000 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C
5 .000% 02/01/29 $ 883,153
5,000,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 05/01/39 5,406,994
500,000 Wake County, North Carolina, Limited Obligation Bonds,
Refunding Series 2016A
5 .000 12/01/35 508,922
2,570,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2025B
5 .000 05/01/38 2,832,803
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Wake
County Public Schools Series 2024
5 .000 05/01/36 2,239,315
TOTAL TAX OBLIGATION/GENERAL 47,510,860
TAX OBLIGATION/LIMITED - 19.8%
875,000 Ashe County, North Carolina, Limited Obligation Bonds, Series
2025
4 .125 06/01/43 819,051
400,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/29 414,779
100,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/31 103,288
4,675,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A
5 .000 06/01/40 4,929,471
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/41 3,961,328
6,850,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/42 7,170,740
1,500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/43 1,560,332
500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/44 517,376
310,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/33 331,390
1,000,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/44 1,015,569
1,465,000 Charlotte, North Carolina, Certificates of Participation, Nascar
Hall of Fame Public Facilities, Refunding Series 2019C
4 .000 06/01/37 1,464,411
1,930,000 Charlotte, North Carolina, Certificates of Participation, Refunding
Cultural Arts Facilities Series 2019B
5 .000 06/01/37 2,022,181
1,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000 12/01/49 897,949
3,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000 12/01/54 2,642,078
250,000 Dare County, North Carolina, Limited Obligation Bonds, Series
2025A
5 .000 06/01/34 286,457
1,000,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5 .000 06/01/28 1,017,922
1,795,000 Davidson County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2016
5 .000 06/01/30 1,824,341
1,475,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5 .000 04/01/32 1,489,984
1,000,000 Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016
5 .000 04/01/34 1,008,505
1,265,000 Durham Capital Financing Corporation, Durham County, North
Carolina, Limited Obligation Bonds, Refunding Series 2016
5 .000 12/01/30 1,302,037
900,000 Greensboro, North Carolina Limited Obligation Bonds, Series
2024
4 .000 10/01/44 824,212
930,000 Harnett County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 04/01/33 1,045,742
600,000 Lee County, North Carolina, Limited Obligation Bonds, Series
2018
4 .000 05/01/36 597,207
2,000,000 Mecklenburg County, North Carolina, Limited Obligation Bonds,
Series 2025
4 .000 02/01/43 1,855,422
350,000 (a) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5 .375 03/01/40 342,004
660,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/37 724,111

Portfolio of Investments August 31, 2025
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 920,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000% 06/01/39 $ 988,560
930,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/41 975,328
935,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/42 972,682
1,000,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/40 1,070,115
1,560,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/41 1,646,858
680,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/42 711,289
260,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/28 271,400
3,275,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/29 3,414,459
900,000 North Carolina State, Limited Obligation Bonds, Series 2020B 3 .000 05/01/32 890,472
2,165,000 North Carolina State, Limited Obligation Bonds, Series 2020B 5 .000 05/01/32 2,371,108
1,785,000 North Carolina State, Limited Obligation Bonds, Series 2022A 5 .000 05/01/32 2,021,328
2,950,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 10/01/33 3,369,396
1,975,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 10/01/34 2,263,052
3,554,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 2,602,853
5,296,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,295,764
2,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 2,099,622
7,405,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 6,867,710
1,000,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series
2016
5 .000 05/01/29 1,016,639
1,360,000 Rowan County, North Carolina, Limited Obligation Bonds, Series
2024
4 .000 04/01/44 1,242,621
2,445,000 Sampson County, North Carolina, Limited Obligation Bonds,
Refunding Series 2015
5 .000 12/01/35 2,451,773
3,570,000 Sampson County, North Carolina, Limited Obligation Bonds,
Refunding Series 2017
5 .000 09/01/40 3,599,098
500,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/30 522,708
250,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/33 258,257
660,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/33 690,987
690,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/35 716,728
500,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/40 531,531
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/41 1,312,661
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/43 1,294,309
TOTAL TAX OBLIGATION/LIMITED 91,637,195
TRANSPORTATION - 19.9%
1,925,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,938,925
6,610,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 6,616,647
6,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/53 6,069,898
1,500,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 12/31/37 1,500,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 10,170,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000% 06/30/54 $ 9,867,992
865,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/27 807,683
880,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/29 750,326
175,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/32 128,228
1,500,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/34 990,050
2,905,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/35 1,818,288
3,735,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/38 1,998,258
3,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/39 2,013,451
2,385,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 1,117,401
1,200,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 1,192,360
5,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/42 2,270,007
15,500,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/47 4,986,696
6,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 1,823,562
2,600,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/49 746,634
4,875,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018A
4 .000 01/01/36 4,900,321
70,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 51,499
3,760,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 2,629,520
21,205,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/36 14,023,212
20,150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 12,591,743
15,615,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 9,174,261
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 1,971,477
300,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5 .000 05/01/30 300,353
TOTAL TRANSPORTATION 92,279,509
U.S. GUARANTEED - 2.1% (b)
400,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
4 .000 12/01/38 408,119
1,700,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
5 .000 12/01/41 1,755,272
2,895,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/35 3,055,781
2,990,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/42 3,156,058
960,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 1,013,316
310,000 North Carolina Eastern Municipal Power Agency, Power System
Revenue Bonds, Refunding Series 1993B, (ETM)
6 .000 01/01/26 313,452
TOTAL U.S. GUARANTEED 9,701,998

Portfolio of Investments August 31, 2025
(continued)
North Carolina

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 14.2%
$ 1,800,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3 .000% 04/01/46 $ 1,293,181
1,895,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/38 1,875,351
4,615,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/44 4,228,494
1,000,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2024
5 .000 07/01/35 1,139,368
3,875,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2023
5 .000 09/01/48 3,986,850
1,900,000 Clayton, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022
5 .000 08/01/45 1,945,688
4,045,000 Fayetteville Public Works Commission, North Carolina, Revenue
Bonds, Series 2023
5 .000 03/01/40 4,286,433
1,130,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
5 .000 06/01/32 1,280,415
1,250,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
4 .125 06/01/49 1,119,692
5,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2017A
4 .000 06/01/47 4,572,134
1,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/49 1,028,467
3,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/54 3,068,170
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/41 313,525
325,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/42 303,413
300,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125 12/01/43 281,879
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125 12/01/44 307,251
725,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
5 .000 12/01/46 740,599
340,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/30 380,535
275,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/31 310,758
3,330,000 Greenville, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2016
4 .000 04/01/46 3,001,862
600,000 Jacksonville City, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2016
5 .250 05/01/29 659,554
3,500,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000 04/01/48 3,096,511
4,125,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000 04/01/53 3,550,592
3,335,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2024
5 .000 04/01/49 3,395,413
2,870,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
5 .000 08/01/41 3,027,374
1,750,000 Metropolitan Sewerage District of Buncombe County, North
Carolina, Sewerage System Revenue Bonds, Series 2014
5 .000 07/01/39 1,750,895
1,430,000 Monroe, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017
5 .000 03/01/43 1,427,030
295,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/27 297,237
740,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5 .000 01/01/30 754,373
1,215,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/27 1,270,553
1,335,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/28 1,387,984
1,000,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/33 1,027,955

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 760,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000% 06/01/32 $ 853,219
885,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000 06/01/34 997,423
940,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2016
5 .000 12/01/28 967,750
1,800,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2023
5 .000 12/01/53 1,816,991
1,805,000 Sanford, North Carolina, Enterprise Systems Revenue Bonds,
Refunding Series 2019
4 .000 06/01/45 1,626,351
1,020,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/31 1,024,819
500,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/32 502,171
1,275,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2021
3 .000 06/01/51 864,025
TOTAL UTILITIES 65,762,285
TOTAL MUNICIPAL BONDS
(Cost $469,532,924) 460,788,790
TOTAL LONG-TERM INVESTMENTS
(Cost $469,532,924) 460,788,790
OTHER ASSETS & LIABILITIES, NET - 0.7% 3,311,281
NET ASSETS - 100% $ 464,100,071
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $342,004 or 0.1% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 460,788,790 $ – $ 460,788,790
Total $ – $ 460,788,790 $ – $ 460,788,790

Portfolio of Investments August 31, 2025
(continued)
North Carolina